LEASES (Details Narrative)	May 29, 2026 USD ($)	May 23, 2025 USD ($)	Jan. 01, 2024 USD ($) ft²
Leases
Lease term	1 year	1 year	2 years
Area of land | ft²			996
Operating lease expense	$ 2,152	$ 2,152	$ 5,229
Second year monthly operating lease expenses			$ 5,478
[custom:LesseeOperatingLeaseTermDescription]		August 1, 2025-July 31, 2026